SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Fair Value Assets
Investment measured at fair value on a recurring basis at September 30, 2013:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$6,250

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$12,500

Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	For the Three Months ended September 30, 2013	For the Three Months ended September 30, 2012	For the Nine Months ended September 30, 2013	For the Nine Months ended September 30, 2012
Numerator:
Loss from continuing operations	$(1,080,527)	$(1,806,369)	$(2,614,815)	$(5,022,923)
Loss from discontinued operations	$145,207	$(96,921)	$263,460	$(1,426,846)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	5,227,840	2,605,776	4,330,208	2,717,610

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.21)	$(0.69)	$(0.60)	$(1.85)
Loss from discontinued operations	$0.03	$(0.04)	$0.06	$(0.53)

	For the Year ended December 31, 2012	For the period from inception, April 30, 2011 to December 31, 2011
Numerator:
Loss from continuing operations	$(5,527,637)		$(9,848)
Loss from discontinued operations	$(1,410,671)		$(99,474)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	36,238,712		7,469,388

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.15)	$	(0.00)
Loss from discontinued operations	$(0.04)		$(0.01)